Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

	As of December 31,
(In thousands)	2012	2011
Senior secured term loan facility maturing in 2014	$1,219,145	$2,530,750
Senior secured term loan facility maturing in 2017	1,000,741	—
7.00% senior notes maturing in 2020	750,000	—
8.00% senior notes maturing in 2020(1)	602,750	—
10.75% senior notes maturing in 2015	—	996,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(2)	69,400	67,474
7.45% notes maturing in 2027(2)	155,894	153,225
7.25% notes maturing in 2038(2)	62,250	61,441
Other	101,073	66,980
Less current portion	(52,214)	(51,838)

Total long-term debt	$3,909,039	$3,824,032

(1)
Includes unamortized portion of $3.0 million premium received on the sale of $100.0 million aggregate principal amount of such notes.

(2)
The increase in the balance from 2011 to 2012 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

Schedule of cumulative interest rate swaps outstanding

(In thousands)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2009	$1,430,000	3.89%
Entered into effect	530,000
Expired	(530,000)

Interest rate swap agreements in effect as of December 31, 2010	1,430,000	3.68%
Entered into effect	450,000
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2011	1,430,000	2.84%
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2012	$980,000	1.70%

(1)
Before the application of the applicable borrowing margin.

Schedule of interest rate swaps

Trade Date	Effective Date	Expiration Date	Notional Amount	Weighted Average Fixed Rate(1)	Floating Rate
June 10, 2010	March 3, 2011	March 1 ,2013	100,000	1.77%	One month LIBOR
June 10, 2010	September 1, 2011	September 1, 2013	50,000	2.25%	One month LIBOR
June 15, 2010	March 3, 2011	March 1, 2013	150,000	1.66%	One month LIBOR
June 15, 2010	September 1, 2011	September 1, 2013	150,000	2.21%	One month LIBOR
April 18, 2011	September 1, 2011	August 1, 2013	530,000	1.51%	One month LIBOR
(1)
Before the application of the applicable borrowing margin.